Trade and other receivables, net	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables, net	Trade and other receivables, net

	2022	2021
Non-current
Advances to suppliers	3,680	952
Income tax credits	9,119	6,862
Non-income tax credits (i)	18,688	19,156
Judicial deposits	1,831	1,674
Receivable from disposal of subsidiary (Note 21)	8,478	9,830
Other receivables	2,762	3,757
Non-current portion	44,558	42,231
Current
Trade receivables	81,707	63,726
Less: Allowance for trade receivables	(4,266)	(3,023)
Trade receivables – net	77,441	60,703
Prepaid expenses	6,875	9,405
Advances to suppliers	42,966	19,074
Income tax credits	1,089	1,846
Non-income tax credits (i)	37,936	29,414
Receivable from disposal of subsidiary (Note 21)	4,664	17,259
Cash collateral	1,365	21
Other receivables	11,484	8,127
Subtotal	106,379	85,146
Current portion	183,820	145,849
Total trade and other receivables, net	228,378	188,080

(i) Includes US$158 (2021: US$303) reclassified from property, plant and equipment.

The fair values of current trade and other receivables approximate their respective carrying amounts due to their short-term nature. The fair values of non-current trade and other receivables approximate their carrying amount, as the impact of discounting is not significant.

The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2022	2021
Currency
U.S. Dollar	89,760	62,604
Argentine Peso	54,801	55,260
Uruguayan Peso	2,229	460
Brazilian Reais	81,588	69,756
	228,378	188,080

As of December 31, 2022 trade receivables of US$22,933 (2021: US$11,224) were past due but not impaired. The aging analysis of these receivables indicates that US$741 and US$717 are over 6 months in December 31, 2022 and 2021, respectively.

Effective January 1, 2018, for trade receivables, the Group applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.
Delinquency in payments is an indicator that a receivable may be impaired. However, management considers all available evidence in determining when a receivable is impaired. Generally, trade receivables, which are more than 180 days past due are fully provided for. However, certain receivables 180+ days overdue are not provided for based on a case-by-case analysis of credit quality analysis. Furthermore, receivables, which are not 180+ days overdue, may be provided for if specific analysis indicates a potential impairment.

Movements on the Group’s allowance for trade receivables are as follows:

	2022	2021	2020
At January 1	3,023	3,965	3,773
Charge of the year	3,570	2,022	2,192
Unused amounts reversed	(661)	(970)	(769)
Used during the year	(100)	(1,456)	(446)
Exchange differences	(1,566)	(538)	(785)
At December 31	4,266	3,023	3,965

The creation and release of allowance for trade receivables have been included in “Selling expenses” in the statement of income. Amounts charged to the allowance account are generally written off, when there is no expectation of recovering additional cash.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

As of December 31, 2022, approximately 72% (2021: 53%) of the outstanding unimpaired trade receivables (neither past due not impaired) relate to sales to 20 well-known multinational companies with good credit quality standing, including but not limited to CDA Alimentos S.A., Intersnack Procurement BV, YPF S.A., Taurus Distribuidora de Petroleo Ltda., Cargill S.A.C.I., Schettino hermanos S.R.L., among others. Most of these entities or their parent companies are externally credit-rated. The Group reviews these external ratings from credit agencies.

The remaining percentage as of December 31, 2022 and 2021 of the outstanding unimpaired trade receivables (neither past due nor impaired) relate to sales to a dispersed large quantity of customers for which external credit ratings may not be available. However, the total base of customers without an external credit rating is relatively stable.

New customers with less than six months of history with the Group are closely monitored. The Group has not experienced credit problems with these new customers to date. The majority of the customers for which an external credit rating is not available are existing customers with more than six months of history with the Group and with no defaults in the past. A minor percentage of customers may have experienced some non-significant defaults in the past but fully recovered.